Citigroup Mortgage Loan Trust 2025-1 ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades (Loan Grades)
Run Date - 1/8/2025 2:11:32 PM

																													FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Edgar Loan ID	Group	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXX	2025-010000469	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2542574)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2542574)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2542574)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject loan is a Refinance with a construction to permanent which has 31 years of loan terms
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Loan Terms reflects a principal and Interest payment of $2,309.42 on the Final Closing Disclosure..
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final CD reflects a Minimum and Maximum Principal and Interest payment for payment stream 1.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final CD reflects a Minimum and Maximum payment for Principal and Interest on payment stream 1.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Page 4 reflects a total estimated property cost of $27,872.52.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final CD does not reflect an escrow payment.	SELLER - GENERAL COMMENT (XXXX/XX/XX): This loan is a Construction-Perm [Redacted] 12 M interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Exception is EV2.  No further comment from seller required.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark as waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): This loan is a Construction-Perm [Redacted] 12 M interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Exception is EV2.  No further comment from seller required.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark as waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): This loan is a Construction-Perm [Redacted] 12 M interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Exception is EV2.  No further comment from seller required.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark as waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): This loan is a Construction-Perm [Redacted] 12 M interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Exception is EV2.  No further comment from seller required.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark as waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): This loan is a Construction-Perm [Redacted] 12 M interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Exception is EV2.  No further comment from seller required.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark as waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): This loan is a Construction-Perm [Redacted] 12 M interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Exception is EV2.  No further comment from seller required.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark as waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): This loan is a Construction-Perm [Redacted] 12 M interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Exception is EV2.  No further comment from seller required.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark as waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
REVIEWER - CURED COMMENT (XXXX/XX/XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000332	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2536124)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2536124)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 24,311.40 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $180.00 plus 10% or $198.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $111.75 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is a construction loan with 12 month Interest Only period.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The subject is a construction loan with 12 month Interest Only period.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: The subject is a construction loan with 12 month Interest Only period.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment of $3,737.59.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure dated XX/XX/XXXX disclosed a principal and interest payment of $1,444.00 min/$3,738 max.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure dated XX/XX/XXXX disclosed a maximum principal and interest payment of $3,738.00.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Page 4 of the final CD reflects an estimated property cost over 1 year as $XXXX.	SELLER - GENERAL COMMENT (XXXX/XX/XX): This is a OTC Construction loan the amounts are not going to match.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the max.   Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $[Redacted] unrounded minimum.  Calculated max P&I $[Redacted]
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Exception is EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): This is a OTC construction loan.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the max.   Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $[Redacted] unrounded minimum.
SELLER - GENERAL COMMENT (XXXX/XX/XX): See attached
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): This is a OTC 12 M ..
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the max.   Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $[Redacted] unrounded minimum.
SELLER - GENERAL COMMENT (XXXX/XX/XX): see attached
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): This is a OTC 12 m interest loan..
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the max.   Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $[Redacted] unrounded minimum.
SELLER - GENERAL COMMENT (XXXX/XX/XX): See Attached
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): This is a OTC 12 MI loan...
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the max.   Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $[Redacted] unrounded minimum.
SELLER - GENERAL COMMENT (XXXX/XX/XX): See attached CD
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): This is a OTC 12 MI loan...
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the max.   Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $[Redacted] unrounded minimum.
SELLER - GENERAL COMMENT (XXXX/XX/XX): See attached CD
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): This is a OTC 12 MI loan...
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): highest non-escrow amount is $[Redacted]
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Exception is EV2
REVIEWER - CURED COMMENT (XXXX/XX/XX): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (XXXX/XX/XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000396	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-010000384	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,390.00 exceeds tolerance of $1,336.00 plus 10% or $1,469.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7517)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $210.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7507)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,620.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee has increased on XX/XX/XXXX Closing Disclosure, Title - Endorsement Fee has been added on XX/XX/XXXX Loan Estimate, Title - Lender's Title Insurance has increased on XX/XX/XXXX Loan Estimate, Title - Settlement / Closing / Escrow Fee has increased on XX/XX/XXXX Loan Estimate, Title - Policy Guarantee Fee has increased on XX/XX/XXXX Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Certification Fee has added on XX/XX/XXXX Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second Appraisal Fee has added on XX/XX/XXXX Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points has added on XX/XX/XXXX Loan Estimate.	REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Exception is EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): • No tolerance required for title fees as borrower did not select our provider and did indeed shop for it.
• Lock dated [Redacted] which shows why we redisclosed [Redacted] for discount points
• COC Reason on why additional final inspection fee added with it disclosed to consumer
• COC reason on why additional recert of value added with it disclosed to consumer
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): • No tolerance required for title fees as borrower did not select our provider and did indeed shop for it.
• Lock dated [Redacted] which shows why we redisclosed [Redacted] for discount points
• COC Reason on why additional final inspection fee added with it disclosed to consumer
• COC reason on why additional recert of value added with it disclosed to consumer
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): • No tolerance required for title fees as borrower did not select our provider and did indeed shop for it.
• Lock dated [Redacted] which shows why we redisclosed [Redacted] for discount points
• COC Reason on why additional final inspection fee added with it disclosed to consumer
• COC reason on why additional recert of value added with it disclosed to consumer
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): • No tolerance required for title fees as borrower did not select our provider and did indeed shop for it.
• Lock dated [Redacted] which shows why we redisclosed [Redacted] for discount points
• COC Reason on why additional final inspection fee added with it disclosed to consumer
• COC reason on why additional recert of value added with it disclosed to consumer
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000406	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List not provided in file.	REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Exception is EV2
SELLER - GENERAL COMMENT (XXXX/XX/XX): LOE
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): Lemders response indicates doc was never sent.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived EV2	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000363	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $48.95 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification of employment fee increased on XX/XX/XXXX Loan Estimate without any valid change evident.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Disagree - fee was increased and redisclosed on COC LE.
REVIEWER - GENERAL COMMENT (XXXX/XX/XX): [Redacted] received COC however the reason mentioned is not valid. Kindly provide a valid reason as to why the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
SELLER - GENERAL COMMENT (XXXX/XX/XX): See attached -- Sorry the name is spelled wrong on one attachment and I cannot correct it.
																								REVIEWER - CURED COMMENT (XXXX/XX/XX): [Redacted] received PCCD, LOE, proof of mailing & copy of refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000417	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $801,489.83 is over disclosed by $121.00 compared to the calculated Amount Financed of $801,368.83 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $931,987.74 is under disclosed by $121.00 compared to the calculated Finance Charge of $932,108.74 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Itemization of amount financed reflects HOA Condo Questionaire Fee $300.00 while Closing Disclosure provided on XX/XX/XXXX reflects $151.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Itemization of amount financed reflects HOA Condo Questionaire fee $300.00 while Closing Disclosure provided on XX/XX/XXXX reflects $151.00.	SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000404	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-010000322	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2585448)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2585448)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-40,000.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $10,983.21 exceeds tolerance of $6,746.00 plus 10% or $7,420.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $4.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77222)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $48.95 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7571)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender credit fee removed on Loan Estimate issued on 10/7/2022 with no valid change evident.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Lender credit $40,000.00 removed on Loan Estimate provided XX/XX/XXXX, VOE Fee increased o Closing Disclosure XX/XX/XXXX, and Fee increased for TX Guarantee Fee on XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Closing Disclosure issued XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Closing Disclosure issued XX/XX/XXXX with no valid change evident.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000354	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.	SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000386	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2585247)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2585247)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $67.00 exceeds tolerance of $46.00.  Insufficient or no cure was provided to the borrower. (77188)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $30.00 exceeds tolerance of $14.00.  Insufficient or no cure was provided to the borrower. (77173)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $575.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7517)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $19,856.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided are overdisclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Tax Certificate Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident or no sufficient cure provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Courier / Express Mail/ Messenger Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident or no sufficient cure provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Certification Fee disclosed on XX/XX/XXXX Closing Disclosure with no valid change evident or no sufficient cure provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Fees increased on XX/XX/XXXX Closing Disclosure with no valid change evident or no sufficient cure provided to the borrower.	SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): EV2 Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived at seller request.	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000315	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2586739)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 21,501.72 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586739)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2586739)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided did not disclose the escrow payment for payment stream 1.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, though extensions have been filed, the loan is being qualified on income from most recent business tax return of 2020.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided did not disclose the Monthly Escrow Payment.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
REVIEWER - CURED COMMENT (XXXX/XX/XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000342	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589444)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2589444)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 31,432.08 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $25.50 exceeds tolerance of $14.00.  Insufficient or no cure was provided to the borrower. (77174)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: This is construction to permanent file.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Electronic Document Delivery Fee increased on XX/XX/XXXX CD with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification Of Employment Fee increased on XX/XX/XXXX CD with no valid change evident.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived? Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000330	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589944)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2589944)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589944)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Construction to permanent loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Construction to permanent loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Construction to permanent loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Construction to permanent loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Construction to permanent loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Construction to permanent loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
Federal Compliance - TRID Loan Estimate Timing: Application date is XX/XX/XXXX, earliest Loan Estimate in file is XX/XX/XXXX.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
REVIEWER - CURED COMMENT (XXXX/XX/XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000314	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589048)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the term "only interest" for loan containing an interest only payment. (ProjSeq:1/2589048)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2589048)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $2,500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7507)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $13,150.00 exceeds tolerance of $7,500.00.  Insufficient or no cure was provided to the borrower. (7325)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $13,150.00 exceeds tolerance of $7,500.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589048)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: The subject loan is a Refinance with a construction to permanent interest only product.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second Appraisal Fee has added on XX/XX/XXXX Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee has increased on XX/XX/XXXX Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points has increased on XX/XX/XXXX Loan Estimate.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: The subject loan is a Refinance with a construction to permanent interest only product.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived? Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
REVIEWER - CURED COMMENT (XXXX/XX/XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Payments Interest Only: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000423	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589768)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2589768)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $4,795.00 exceeds tolerance of $2,950.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589768)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
REVIEWER - CURED COMMENT (XXXX/XX/XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000393	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2587734)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2587734)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided are overdisclosed.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest E-Consent is XX/XX/XXXX, which was after the date of the initial Loan Estimate provided electronically issued XX/XX/XXXX.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000470	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the due date of the last payment of interest only. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586462)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2586462)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $1,100.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: The subject is a construction/Perm loan with interest only payments for 12 months
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the Initial Closing Disclosure in the file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Loan Estimate with no valid change of circumstance or sufficient cure provided.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): Waived	Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-010000360	CMLTI 2025-1b	XXX	XXX	XXX	XXX	XXX	XXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception could you please mark it as Waived. Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived as immaterial at seller request.
SELLER - GENERAL COMMENT (XXXX/XX/XX): Since this is a EV2 Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT (XXXX/XX/XX): EV2 waived as immaterial at seller request.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B